COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non‑cancelable operating lease agreements at December 31, 2018 were as follows:

Year Ending December 31:	$
2019	18,287
2020	11,790
2021	9,379
2022	2,485
2023	838
Thereafter	7,743
Total	50,522

Schedule of future minimum obligation, using market prices, under all supply agreements

Year Ending December 31:	$
2019	462,898